Net Loss From Continuing Operations - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Income (Loss) From Continuing Operations [Abstract]
Depreciation expenses of property, plant and equipment	$ 84,785	$ 81,040	$ 81,489
Depreciation expenses of right-of-use assets	13,013	12,835	12,287
Amortization expenses of intangible assets	579	932	1,043
Depreciation and amortization	$ 98,377	$ 94,807	$ 94,819